Commitments, contingencies and guarantees	6 Months Ended
Sep. 30, 2016
Commitments, contingencies and guarantees
Commitments, contingencies and guarantees

14. Commitments, contingencies and guarantees:

Commitments—

Credit and investment commitments

In connection with its banking and financing activities, Nomura provides commitments to extend credit which generally have fixed expiration dates. In connection with its investment banking activities, Nomura enters into agreements with clients under which Nomura commits to underwrite securities that may be issued by clients. The outstanding commitments under these agreements are included below in commitments to extend credit.

Nomura has commitments to invest in various partnerships and other entities, primarily in connection with its merchant banking activities, and also has commitments to provide financing for investments related to these partnerships. The outstanding commitments under these agreements are included below in commitments to invest.

The following table presents a summary of the key types of outstanding commitments provided by Nomura.

	Millions of yen
	March 31, 2016	September 30, 2016
Commitments to extend credit	¥782,525	¥957,320
Commitments to invest	136,204	17,280

As of September 30, 2016, these commitments had the following maturities:

	Millions of yen
		Years to Maturity
	Total contractual amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥957,320	¥387,421	¥68,903	¥108,142	¥392,854
Commitments to invest	17,280	348	39	—	16,893

The contractual amounts of these commitments to extend credit represent the amounts at risk but only if the contracts are fully drawn upon, should the counterparties default, and assuming the value of any existing collateral becomes worthless. The total contractual amount of these commitments may not represent future cash requirements since the commitments may expire without being drawn upon. The credit risk associated with these commitments varies depending on the clients’ creditworthiness and the value of collateral held. Nomura evaluates each client’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by Nomura upon extension of credit, is based on credit evaluation of the counterparty.

Contingencies—

Investigations, lawsuits and other legal proceedings

In the normal course of business as a global financial services entity, Nomura is involved in investigations, lawsuits and other legal proceedings and, as a result, may suffer loss from any fines, penalties or damages awarded against Nomura, any settlements Nomura chooses to make to resolve a matter, and legal and other advisory costs incurred to support and formulate a defense.

The ability to predict the outcome of these actions and proceedings is inherently difficult, particularly where claimants are seeking substantial or indeterminate damages, where investigations and legal proceedings are at an early stage, where the matters present novel legal theories or involve a large number of parties, or which take place in foreign jurisdictions with complex or unclear laws.

The Company regularly evaluates each legal proceeding and claim on a case-by-case basis in consultation with external legal counsel to assess whether an estimate of possible loss or range of loss can be made, if recognition of a liability is not appropriate. In accordance with ASC 450 “Contingencies” (“ASC 450”), the Company recognizes a liability for this risk of loss arising on each individual matter when a loss is probable and the amount of such loss or range of loss can be reasonably estimated. The amount recognized as a liability is reviewed at least quarterly and is revised when further information becomes available. If these criteria are not met for an individual matter, such as if an estimated loss is only reasonably possible rather than probable, no liability is recognized. However, where a material loss is reasonably possible, the Company will disclose details of the legal proceeding or claim below. Under ASC 450 an event is defined as reasonably possible if the chance of the loss to the Company is more than remote but less than probable.

The most significant actions and proceedings against Nomura are summarized below. The Company believes that, based on current information available as of the date of these consolidated financial statements, the ultimate resolution of these actions and proceedings will not be material to the Company’s financial condition. However, an adverse outcome in certain of these matters could have a material adverse effect on the consolidated statements of income or cash flows in a particular quarter or annual period.

For certain of the significant actions and proceedings described below, the Company is currently able to estimate the amount of reasonably possible loss, or range of reasonably possible losses, in excess of amounts recognized as a liability (if any) against such cases. These estimates are based on current information available as of the date of these consolidated financial statements and include, but are not limited to, the specific amount of damages or claims against Nomura in each case. As of December 16, 2016, for those cases where an estimate of the range of reasonably possible losses can be made, the Company estimates that the total aggregate reasonably possible maximum loss in excess of amounts recognized as a liability (if any) against these cases is approximately ¥53 billion.

For certain other significant actions and proceedings, the Company is unable to provide an estimate of the reasonably possible loss or range of reasonably possible losses because, among other reasons, (i) the proceedings are at such an early stage there is not enough information available to assess whether the stated grounds for the claim are viable; (ii) damages have not been identified by the claimant; (iii) damages are unsupported and/or exaggerated; (iv) there is uncertainty as to the outcome of pending appeals or motions; (v) there are significant legal issues to be resolved that may be dispositive, such as the applicability of statutes of limitations; and/or (vi) there are novel or unsettled legal theories underlying the claims.

In January 2008, Nomura International plc (“NIP”) was served with a tax notice issued by the tax authorities in Pescara, Italy alleging breaches by NIP of the U.K.-Italy Double Taxation Treaty of 1998 (“Tax Notice”). The alleged breaches relate to payments to NIP of tax credits on dividends on Italian shares. The Tax Notice not only denies certain payments to which NIP claims to be entitled but also seeks reimbursement of approximately EUR 33.8 million, plus interest, already refunded. NIP continues vigorously to challenge the Pescara Tax Court’s decisions in favor of the local tax authorities.

In October 2010 and June 2012, two actions were brought against NIP, seeking recovery of payments allegedly made to NIP by Fairfield Sentry Ltd. and Fairfield Sigma Ltd. (collectively, “Fairfield Funds”), which are now in liquidation and were feeder funds to Bernard L. Madoff Investment Securities LLC (in liquidation pursuant to the Securities Investor Protection Act in the U.S. since December 2008) (“BLMIS”). The first suit was brought by the liquidators of the Fairfield Funds. It was filed on October 5, 2010 in the Supreme Court of the State of New York, but was subsequently removed to the U.S. Bankruptcy Court, where it is presently pending. The second suit was brought by the Trustee for the liquidation of BLMIS (“Madoff Trustee”). NIP was added as a defendant in June 2012 when the Madoff Trustee filed an amended complaint in the U.S. Bankruptcy Court. Both actions seek to recover approximately $35 million.

In April 2011, the Federal Home Loan Bank of Boston (“FHLB-Boston”) commenced proceedings in the Superior Court of Massachusetts against numerous issuers, sponsors and underwriters of residential mortgage-backed securities (“RMBS”), and their controlling persons, including Nomura Asset Acceptance Corporation (“NAAC”), Nomura Credit & Capital, Inc. (“NCCI”), Nomura Securities International, Inc. (“NSI”) and Nomura Holding America Inc. (“NHA”). The action alleges that FHLB-Boston purchased RMBS issued by NAAC for which the offering materials contained untrue statements or omitted material facts concerning the underwriting standards used by the original lenders and the characteristics of the loans underlying the securities. FHLB-Boston seeks rescission of its purchases or compensatory damages pursuant to state law. FHLB-Boston alleges that it purchased certificates in four offerings issued by NAAC in the original principal amount of approximately $406 million. The case is currently in the discovery phase.

In July 2011, the National Credit Union Administration Board (“NCUA”) commenced proceedings in the United States District Court for the Central District of California as liquidating agent of Western Corporate Federal Credit Union (“WesCorp”) against various issuers, sponsors and underwriters of RMBS purchased by WesCorp. The complaint alleged that WesCorp purchased RMBS issued by NAAC and Nomura Home Equity Loan Inc. (“NHEL”), among others, for which the offering materials contained untrue statements or omitted material facts concerning the underwriting standards used by the original lenders. The complaint alleged that WesCorp purchased certificates in two offerings in the original principal amount of approximately $83 million and sought rescission of its purchases or compensatory damages. On October 28, 2016, the parties entered into a confidential settlement and the action has been dismissed with prejudice.

In September 2011, the Federal Housing Finance Agency (“FHFA”), as conservator for the government sponsored enterprises, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation (“GSEs”), commenced proceedings in the United States District Court for the Southern District of New York against numerous issuers, sponsors and underwriters of RMBS, and their controlling persons, including NAAC, NHEL, NCCI, NSI and NHA (the Company’s U.S. subsidiaries). The action alleged that the GSEs purchased RMBS issued by NAAC and NHEL for which the offering materials contained untrue statements or omitted material facts concerning the underwriting standards used by the original lenders and the characteristics of the loans underlying the securities. FHFA alleged that the GSEs purchased certificates in seven offerings in the original principal amount of approximately $2,046 million and sought rescission of its purchases. The case was tried before the Court beginning March 16, 2015 and closing arguments were completed on April 9, 2015. On May 15, 2015, the Court issued a judgment and ordered the defendants to pay $806 million to GSEs upon GSEs’ delivery of the certificates at issue to the defendants. The Company’s U.S. subsidiaries have appealed the decision to the United States Court of Appeals for the Second Circuit. Subject to the outcome of the appeal, the defendants agreed to a consent judgment for costs and attorneys’ fees recoverable under the blue sky statutes at issue in the maximum amount of $33 million.

In October 2011, the NCUA commenced proceedings in the United States District Court for the District of Kansas as liquidating agent of U.S. Central Federal Credit Union (“U.S. Central”) against various issuers, sponsors and underwriters of RMBS purchased by U.S. Central, including NHEL. The complaint alleged that U.S. Central purchased RMBS issued by NHEL, among others, for which the offering materials contained untrue statements or omitted material facts concerning the underwriting standards used by the original lenders. The complaint alleged that U.S. Central purchased a certificate in one offering in the original principal amount of approximately $50 million and sought rescission of its purchase or compensatory damages. On October 28, 2016, the parties entered into a confidential settlement and the action has been dismissed with prejudice.

In November 2011, NIP was served with a claim filed by the Madoff Trustee appointed for the liquidation of BLMIS in the United States Bankruptcy Court Southern District of New York. This is a clawback action similar to claims filed by the Madoff Trustee against numerous other institutions. The Madoff Trustee alleges that NIP received redemptions from the BLMIS feeder fund, Harley International (Cayman) Limited in the six years prior to December 11, 2008 (the date proceedings were commenced against BLMIS) and that these are avoidable and recoverable under the U.S. Bankruptcy Code and New York law. The amount that the Madoff Trustee is currently seeking to recover from NIP is approximately $21 million.

In March 2013, Banca Monte dei Paschi di Siena SpA (“MPS”) issued a claim in the Italian Courts against (1) two former directors of MPS and (2) NIP. MPS alleged that the former directors improperly caused MPS to enter into certain structured financial transactions with NIP in 2009 (“Transactions”) and that NIP acted fraudulently and was jointly liable for the unlawful conduct of MPS’s former directors. MPS claimed damages of not less than EUR 1.142 billion.

In March 2013, NIP commenced a claim against MPS in the English Courts. The claim was for declaratory relief confirming that the Transactions remained valid and contractually binding. MPS filed and served its Defence and Counterclaim to these proceedings in March 2014. MPS alleged in its Counterclaim that NIP was liable to make restitution of a net amount of approximately EUR 1.5 billion, and sought declarations regarding the illegality and invalidity of the Transactions.

On September 23, 2015, NIP entered into a settlement agreement with MPS to terminate the Transactions. NIP believes that the Transactions were conducted legally and appropriately, and does not accept the allegations made against it or admit any wrongdoing. Taking into account the views of relevant European financial authorities and the advice provided by external experts, NIP considered it to be in its best interests to reach a settlement in relation to this matter. As part of the agreement, the Transactions were unwound at a discount of EUR 440 million in favour of MPS and the civil proceedings between MPS and NIP in Italy and England, respectively, will no longer be pursued. Pursuant to the settlement agreement MPS and NIP applied to the Italian Courts to discontinue the proceedings brought by MPS against NIP. In December 2015, the Italian Courts ordered the discontinuance of all claims against NIP except a claim brought by a former director of MPS. The financial impact of the settlement on the Company’s consolidated results for the fiscal year ended March 31, 2016 was a loss of approximately ¥35.0 billion and was included in Net gain on trading in the consolidated statement of income for the six months ended September 30, 2015.

In July 2013, a claim was also issued against the same former directors of MPS, and NIP, by the shareholder group Fondazione Monte dei Paschi di Siena (“FMPS”). The grounds of the FMPS claim are similar to those on which the MPS claim was founded. The level of damages sought by FMPS is not less than EUR 315.2 million. NIP filed and served Defences to both the MPS and the FMPS claims.

In April 2013, an investigation was commenced by the Public Prosecutor’s office in Siena, Italy, into various allegations against MPS and certain of its former directors, including in relation to the Transactions. The investigation was subsequently transferred to the Public Prosecutor of Milan. On April 3, 2015, the Public Prosecutor’s office in Milan issued a notice concluding its preliminary investigation. The Public Prosecutor was seeking to indict MPS, three individuals from MPS’s former management, NIP and two NIP individuals for, among others, the offences of false accounting and market manipulation in relation to MPS’s previous accounts. The preliminary hearing at which the court considered whether or not to grant the indictment concluded on October 1, 2016, the Judge ordering the trial of all individuals and banks involved except for MPS (which entered into a plea bargaining agreement with the Public Prosecutor).

NIP will continue to vigorously defend its position in the ongoing proceedings.

In January 2016, the Municipality of Civitavecchia in Italy (“Municipality”) commenced civil proceedings against NIP in the local courts in Civitavecchia. The Municipality’s claim relates to derivatives transactions entered into by the Municipality between 2003 and 2005. The Municipality alleges that NIP failed to comply with its duties under an advisory agreement and seeks to recover approximately EUR 35 million in damages. NIP intends to vigorously contest the proceedings.

On June 15, 2016, Nomura International (Hong Kong) Limited (“NIHK”) was served with a complaint filed in the Taipei District Court by Cathay United Bank, Co., Ltd., Taiwan Cooperative Bank Ltd., Chang Hwa Commercial Bank Ltd., Taiwan Business Bank Ltd., KGI Bank and Hwatai Bank Ltd. (collectively, “Syndicate Banks”) against NIHK and its affiliated entity. The Syndicate Banks’ complaint relates to a $60 million syndicated term loan to a subsidiary of Ultrasonic AG that was arranged by NIHK. The Syndicate Banks’ allegations in the complaint include allegations that NIHK failed to comply with its fiduciary duties to the lenders as the arranger of the loan and the Syndicate Banks seek to recover approximately $48 million in damages. NIHK intends to vigorously contest the proceedings.

Nomura Securities Co., Ltd. (“NSC”) is the leading securities firm in Japan with approximately 5.38 million client accounts. Accordingly, with a significant number of client transactions, NSC is from time to time party to various Japanese civil litigation and other dispute resolution proceedings with clients relating to investment losses. These include an action commenced against NSC in April 2012 by a corporate client seeking ¥5,102 million in damages for losses on the pre-maturity cash out of 16 series of currency-linked structured notes purchased from NSC between 2003 and 2008, an action commenced in April 2013 by a corporate client seeking ¥10,247 million in damages for losses on currency derivative transactions and the pre-maturity cash out or redemption of 11 series of equity-linked structured notes purchased from NSC between 2005 and 2011, and an action commenced in October 2014 by a corporate client seeking ¥2,143 million in damages for losses on currency derivative transactions conducted between 2006 and 2012. Although the allegations of the clients involved in such actions include the allegation that NSC’s explanation was insufficient at the time the contracts were entered into, NSC believes these allegations are without merit.

The Company supports the position of its subsidiaries in each of these claims.

The United States Department of Justice, led by the United States Attorney’s Office for the Eastern District of New York, informed NHA; NAAC; NCCI; NHEL; NSI; Nomura America Mortgage Finance, LLC; and Nomura Asset Capital Corporation; (collectively, “the Company’s U.S. subsidiaries”) that it was investigating possible civil claims against the Company’s U.S. subsidiaries under the Financial Institutions Reform, Recovery, and Enforcement Act of 1989 related to RMBS the Company’s U.S. subsidiaries sponsored, issued, underwrote, managed, or offered during 2006 and 2007. The Company’s U.S. subsidiaries are cooperating fully in response to the investigation.

Other mortgage-related contingencies in the U.S.

Certain of the Company’s subsidiaries in the U.S. securitized residential mortgage loans in the form of RMBS. These subsidiaries did not generally originate mortgage loans, but purchased mortgage loans from third-party loan originators (“originators”). In connection with such purchases, these subsidiaries received loan level representations from the originators. In connection with the securitizations, the relevant subsidiaries provided loan level representations and warranties of the type generally described below, which mirror the representations the subsidiaries received from the originators.

The loan level representations made in connection with the securitization of mortgage loans were generally detailed representations applicable to each loan and addressed characteristics of the borrowers and properties. The representations included, but were not limited to, information concerning the borrower’s credit status, the loan-to-value ratio, the owner occupancy status of the property, the lien position, the fact that the loan was originated in accordance with the originator’s guidelines, and the fact that the loan was originated in compliance with applicable laws. Certain of the RMBS issued by the subsidiaries were structured with credit protection provided to specified classes of certificates by monoline insurers.

The relevant subsidiaries have received claims demanding the repurchase of certain loans from trustees of various securitization trusts, made at the instance of one or more investors, or from certificate insurers. The total original principal amount of loans for which repurchase claims were received by the relevant subsidiaries within six years of each securitization is $3,203 million. The relevant subsidiaries summarily rejected any demand for repurchase received after the expiration of the statute of limitations applicable to breach of representation claims. For those claims received within six years, the relevant subsidiaries reviewed each claim received, and rejected those claims believed to be without merit or agreed to repurchase certain loans for those claims that the relevant subsidiaries determined to have merit. In several instances, following the rejection of repurchase demands, investors instituted actions through the trustee alleging breach of contract. The breach of contract claims that were brought within the six-year statute of limitations for breach of contract actions have survived motions to dismiss and are at early stages. These claims involve substantial legal, as well as factual, uncertainty and the Company cannot provide an estimate of reasonably possible loss at this time, in excess of the existing reserve.

Guarantees—

ASC 460 “Guarantees” specifies the disclosures to be made in regards to obligations under certain issued guarantees and requires a liability to be recognized for the fair value of a guarantee obligation at inception.

In the normal course of business, Nomura enters into various guarantee arrangements with counterparties in the form of standby letters of credit and other guarantees, which generally have a fixed expiration date.

In addition, Nomura enters into certain derivative contracts that meet the accounting definition of a guarantee, namely derivative contracts that contingently require a guarantor to make payment to a guaranteed party based on changes in an underlying that relate to an asset, liability or equity security held by a guaranteed party. Since Nomura does not track whether its clients enter into these derivative contracts for speculative or hedging purposes, Nomura has disclosed below information about derivative contracts that could meet the accounting definition of guarantees.

For information about the maximum potential amount of future payments that Nomura could be required to make under certain derivatives, the notional amount of contracts has been disclosed. However, the maximum potential payout for certain derivative contracts, such as written interest rate caps and written currency options, cannot be estimated, as increases in interest or foreign exchange rates in the future could be theoretically unlimited.

Nomura records all derivative contracts at fair value on its consolidated balance sheets. Nomura believes the notional amounts generally overstate its risk exposure. Since the derivative contracts are accounted for at fair value, carrying value is considered the best indication of payment and performance risk for individual contracts.

The following table presents information on Nomura’s derivative contracts that could meet the accounting definition of a guarantee and standby letters of credit and other guarantees.

	Millions of yen
	March 31, 2016		September 30, 2016
	Carrying value	Maximum potential payout/ Notional total	Carrying value	Maximum potential payout/ Notional total
Derivative contracts(1)(2)	¥5,710,433	¥204,781,587	¥5,129,869	¥197,511,423
Standby letters of credit and other guarantees(3)	242	8,422	205	7,361

(1)	Credit derivatives are disclosed in Note 3. “Derivative instruments and hedging activities” and are excluded from derivative contracts.
(2)	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
(3)	The amounts of collaterals held in connection with standby letters of credit and other guarantees are ¥6,115 million and ¥5,506 million as of March 31, 2016 and September 30, 2016, respectively.

The following table presents maturity information on Nomura’s derivative contracts that could meet the accounting definition of a guarantee and standby letters of credit and other guarantees as of September 30, 2016.

	Millions of yen
		Maximum potential payout/Notional
			Years to Maturity
	Carrying value	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥5,129,869	¥197,511,423	¥64,711,689	¥57,731,861	¥21,480,183	¥53,587,690
Standby letters of credit and other guarantees	205	7,361	10	4	—	7,347